OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 406,327,000	$ 346,159,000
Capitalized voyage expense during the period	20,200,000	16,500,000
Capitalized contract cost, accumulated amortization	17,000,000	13,300,000
Capitalized fulfillment costs	3,200,000	3,200,000
Capitalized contract cost, amortization	3,200,000	5,900,000	$ 22,000,000
Capitalized contract cost, impairment loss	0	0	0
Deferred charter revenue	34,626,000	25,504,000
Contract with customer, liability, revenue recognized	15,900,000
Allowance for credit loss	100,000
Total operating revenues	1,203,181,000	607,943,000	705,799,000
Other operating income (expenses), net - related party	(2,008,000)	2,965,000	(1,170,000)
CCL
Disaggregation of Revenue [Line Items]
Total operating revenues	378,700,000	264,100,000	263,500,000
Supramax Vessels
Disaggregation of Revenue [Line Items]
Lease revenue	17,300,000	8,600,000	11,900,000
Demurrage
Disaggregation of Revenue [Line Items]
Revenues	49,100,000	16,600,000	$ 26,800,000
Ongoing Voyages
Disaggregation of Revenue [Line Items]
Deferred charter revenue	$ 20,000,000	$ 15,900,000